BUSINESS COMBINATIONS - Summary of Number of Share and Total Consideration Transferred (Details) € / shares in Units, € in Millions, shares in Millions	May 28, 2016 EUR (€) shares € / shares	May 27, 2016 € / shares
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares	254
Par value per share (in euro per share) | € / shares	€ 33.33	€ 33.33
Total consideration (€ million) | €	€ 8,469
CCIP
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares	166
Par value per share (in euro per share) | € / shares		33.33
Total consideration (€ million) | €	€ 5,537
CCEG
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares	88
Par value per share (in euro per share) | € / shares		€ 33.33
Total consideration (€ million) | €	€ 2,932